6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Leases [Abstract]
Minimum lease payments receivable	$ 502,878	$ 428,314
Less: Allowance for doubtful accounts	(146)	(389)
Net minimum lease payments receivable	502,732	427,925
Less: unearned interest income	(41,347)	(37,826)
Net investment in direct financing and sales-type leases	461,385	390,099
Less: Current maturities of net investment in direct financing and sales-type leases	(342,503)	(261,684)
Net investment in direct financing and sales-type leases, net of current maturities	$ 118,882	$ 128,415